DISPOSITION OF BUSINESSES	12 Months Ended
Dec. 31, 2020
Disclosure of interests in other entities [Abstract]
DISPOSITION OF BUSINESSES	DISPOSITION OF BUSINESSES
Dispositions Completed in 2020
a)Partial disposition of our Australian export terminal
On December 7, 2020, Brookfield Infrastructure, alongside institutional partners (collectively the “DBI Consortium”) completed the partial sale of a 22% interest in our Australian export terminal for net proceeds of approximately $55 million (DBI consortium total of approximately $265 million). Our partnership recognized gains of approximately $400 million (DBI consortium total of $575 million) in Other income (expense) in the Consolidated Statement of Operating Results related to the disposition and remeasurement of our residual 49% interest. The partnership derecognized the business from our consolidated financial statements effective December 7, 2020, and accounts for our residual interest using the equity method, as it retained significant influence over the Australian export terminal. Net losses relating to foreign currency translation and net investment and cash flow hedges of approximately $35 million (DBI consortium total of approximately $70 million) were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.
b)Disposition of the Australian portion of our North American rail operation
On February 15, 2020, Brookfield Infrastructure, together with institutional partners, completed the sale of its 51% interest in the Australian operations of its North American rail infrastructure business for total consideration of approximately $420 million, of which approximately $40 million is attributable to our partnership. The total consideration includes deferred consideration of approximately $195 million. Our partnership recognized no gain or loss on disposition.
c)Partial disposition of our interest in our Chilean toll road business
On February 6, 2020, Brookfield Infrastructure completed the sale of a further 33% interest in its Chilean toll road business for net proceeds of approximately $170 million. Brookfield Infrastructure retained control over the business subsequent to the sale. As a result of the partial disposition, a gain of approximately $140 million (net of tax) and accumulated other comprehensive losses of $44 million were recognized directly in retained earnings (deficit) on the Consolidated Statements of Partnership Capital.
d)Disposition of Colombian regulated distribution operation
On January 14, 2020, Brookfield Infrastructure, alongside institutional partners (collectively, the “EBSA consortium”) completed the sale of its 17% interest in a Colombian regulated distribution operation for proceeds of approximately $88 million (EBSA consortium total of approximately $495 million). Our partnership recognized a gain of $36 million (EBSA consortium total of $197 million) in the Consolidated Statement of Operating Results. The partnership’s share of accumulated revaluation surplus was $61 million which was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. The partnership’s share of net losses relating to previous foreign exchange movements and cash flow hedges was $44 million which were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.
Dispositions Completed in 2019
e)Disposition of Australian District Energy Operation
In November 2019, Brookfield Infrastructure completed the sale of its wholly-owned district energy business in Australia. The Australian district energy business was sold to a third party for net proceeds of $277 million. After recognizing earnings and foreign currency translation until the date of sale, the partnership’s carrying value of the operation was $215 million. On disposition of the business, the partnership recognized a gain of $62 million in the Consolidated Statement of Operating Results, net of transaction costs of $5 million. As a result of the disposition, accumulated revaluation surplus of $12 million (net of tax) was reclassified from accumulated other comprehensive income directly to retained earnings and recorded within Other items on the Consolidated Statements of Partnership Capital. Net losses of $35 million relating to foreign currency translation and net investment hedges were reclassified from accumulated other comprehensive income to Other income (expense) on the Consolidated Statement of Operating Results.
f)Partial Disposition of our Interest in Chilean Toll Road Business
On February 7, 2019, Brookfield Infrastructure completed the sale of a 17% interest in its Chilean toll road business for total after-tax proceeds of $365 million. Proceeds included a $200 million distribution from a local financing completed at the business prior to the sale of our interest. Our partnership received $165 million. Brookfield Infrastructure retained control over the business subsequent to the sale. As a result of the disposition, a gain of $354 million (net of tax) was recognized directly in equity. Net losses of $38 million relating to foreign currency translation and net investment hedges were reclassified from accumulated other comprehensive income directly to retained earnings (deficit) on the Consolidated Statements of Partnership Capital.